Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 4,105,733	$ 3,777,515
Derivative financial instruments, undiscounted cash flows		47,977	(5,636)
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		152,104	89,188
Derivative financial instruments, undiscounted cash flows		(41)	89
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		110,366	100,298
Derivative financial instruments, undiscounted cash flows		(27)	140
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		255,885	569,658
Derivative financial instruments, undiscounted cash flows		4,570	(4,424)
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,577,420	2,093,759
Derivative financial instruments, undiscounted cash flows		38,426	679
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,009,958	924,612
Derivative financial instruments, undiscounted cash flows		5,049	(2,120)
Trade and other accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		27,615	11,890
Trade and other accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		24,306	11,627
Trade and other accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		3,203	58
Trade and other accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		106	205
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		200	169
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		200	169
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	85,794	86,817
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	31,036	31,835
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	49,548	52,782
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,210	2,200
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,725	1,696
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		551	637
Other non-current liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,174	$ 1,059
Loans | Floating interest rate
Financial Risk Management
Interest rate		4.10%	4.68%
Non-derivative financial liabilities, undiscounted cash flows		$ 3,110,835	$ 2,942,702
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		45,591	44,041
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		44,867	37,047
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		208,217	531,292
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,004,266	1,624,313
Loans | Floating interest rate | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		807,894	706,009
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		583,442	427,405
Bonds | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		49,233
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		9,369	7,526
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		28,060	22,513
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		496,780	397,366
Lease liability
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		296,122	306,836
Lease liability | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,738	1,516
Lease liability | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		3,379	2,885
Lease liability | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		14,292	13,448
Lease liability | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		75,823	71,443
Lease liability | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		200,890	217,544
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		52,488	(8,504)
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		7	(161)
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		52	(442)
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		5,364	(5,546)
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		42,016	(235)
Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		5,049	(2,120)
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(3,594)	1,429
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		22	108
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(26)	407
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(3,590)	914
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(917)	1,439
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(48)	250
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(101)	474
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		$ (768)	$ 715

[1]	Non-financial liabilities are excluded.